Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[2]
Miscellaneous current assets [abstract]
Non-trade accounts receivable	[1]	$ 113	$ 138
Interest and notes receivable		50	46
Current portion of valuation of derivative financial instruments		1	1
Loans to employees and others		14	12
Refundable taxes		147	115
Other accounts receivable		$ 325	$ 312	[2]	$ 252

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.
[2]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.